Note 12 - Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Computer equipment	Furniture and fixtures	Office equipment	Thermo-stats	Leasehold improvements	Total
Cost:
Opening balance - April 1, 2017	$18,672	$6,774	$14,947	$13,471	$4,517	$58,381
Additions	3,561	147	352	387	391	4,838
Retirements	-	-	-	(517)	-	(517)
Exchange differences	(60)	(60)	(90)	(103)	(14)	(327)
Ending balance, March 31, 2018	22,173	6,861	15,209	13,238	4,894	62,375

Accumulated depreciation:
Opening balance - April 1, 2017	(11,600)	(4,776)	(10,095)	(7,713)	(2,515)	(36,699)
Depreciation charge to cost of sales	-	-	-	(3,116)	-	(3,116)
Depreciation charge for the year	(2,431)	(262)	(745)	-	(677)	(4,115)
Retirements	-	-	-	208	-	208
Exchange differences	47	43	64	66	20	240
Ending balance, March 31, 2018	(13,984)	(4,995)	(10,776)	(10,555)	(3,172)	(43,482)
Net book value, March 31, 2018	$8,189	$1,866	$4,433	$2,683	$1,722	$18,893
	Computer equipment	Furniture and fixtures	Vehicles		Office equipment	Thermostats	Leasehold improvements	Total
Cost:
Opening balance - April 1, 2016	$19,494	$7,300		$6	$23,157	$12,792	$8,913	$71,662
Additions	3,651	788		-	1,142	1,213	1,521	8,315
Retirements	(4,531)	(1,493)		(6)	(9,649)	(594)	(6,046)	(22,319)
Exchange differences	58	179		-	297	60	129	723
Ending balance, March 31, 2017	18,672	6,774		-	14,947	13,471	4,517	58,381

Accumulated depreciation:
Opening balance - April 1, 2016	(11,968)	(5,544)		(6)	(16,314)	(4,985)	(7,800)	(46,617)
Depreciation charge to cost of sales	-	-		-	-	(2,974)	-	(2,974)
Depreciation charge for the year	(2,426)	(409)		-	(3,183)	-	(561)	(6,579)
Retirements	4,531	1,493		6	9,649	281	6,046	22,006
Exchange differences	(1,737)	(316)		-	(247)	(35)	(200)	(2,535)
Ending balance, March 31, 2017	(11,600)	(4,776)		-	(10,095)	(7,713)	(2,515)	(36,699)

Net book value, March 31, 2017	$7,072	$1,998	$		$4,852	$5,758	$2,002	$21,682